HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.2%
2,717	Interpublic Group of Companies, Inc.	$ 88,656
1,361	Omnicom Group, Inc.	131,690
3,174	Stagwell, Inc.(a)	19,742
		240,088
	AEROSPACE & DEFENSE - 0.0%(b)
63	Teledyne Technologies, Inc.(a)	27,047

	APPAREL & TEXTILE PRODUCTS - 0.0%(b)
206	Carter's, Inc.	17,444
46	Oxford Industries, Inc.	5,170
144	Ralph Lauren Corporation	27,038
		49,652
	ASSET MANAGEMENT - 0.5%
93	Affiliated Managers Group, Inc.	15,575
141	Ameriprise Financial, Inc.	61,820
272	Apollo Global Management, Inc.	30,586
94	Ares Management Corporation, CLASS A	12,500
200	Artisan Partners Asset Management, Inc., Class A	9,154
209	BlackRock, Inc.	174,243
174	Blue Owl Capital, Inc.	3,282
296	Brightsphere Investment Group, Inc.	6,761
538	Carlyle Group, Inc.	25,238
486	Charles Schwab Corporation	35,157
69	Cohen & Steers, Inc.	5,305
282	F&G Annuities & Life, Inc.	11,435
329	Federated Hermes, Inc.	11,883
1,236	Franklin Resources, Inc.	34,744
1,662	Invesco Ltd.	27,573
157	LPL Financial Holdings, Inc.	41,479
845	ODP Corporation (The)(a)	44,827
74	OmniAb, Inc. - Earnout shares(a),(c),(d),(e)	255
182	Raymond James Financial, Inc.	23,372
154	StepStone Group, Inc., Class A	5,504
87	Stifel Financial Corporation	6,801

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ASSET MANAGEMENT - 0.5% (Continued)
632	T Rowe Price Group, Inc.	$ 77,053
597	TPG, Inc.	26,686
185	Victory Capital Holdings, Inc.	7,850
		699,083
	BANKING - 2.3%
69	1st Source Corporation	3,617
167	Ameris Bancorp	8,079
586	Associated Banc-Corporation	12,605
132	Atlantic Union Bankshares Corporation	4,661
55	BancFirst Corporation	4,842
70	Bancorp, Inc. (The)(a)	2,342
11,173	Bank of America Corporation	423,681
90	Bank of Hawaii Corporation	5,615
294	Bank OZK	13,365
111	Banner Corporation	5,328
170	Berkshire Hills Bancorp, Inc.	3,896
167	BOK Financial Corporation	15,364
201	Cadence Bank	5,829
261	Cathay General Bancorp	9,874
2,912	Citigroup, Inc.	184,155
1,795	Citizens Financial Group, Inc.	65,141
359	Columbia Banking System, Inc.	6,947
465	Comerica, Inc.	25,570
235	Commerce Bancshares, Inc.	12,502
141	Community Bank System, Inc.	6,772
95	Cullen/Frost Bankers, Inc.	10,694
87	Customers Bancorp, Inc.(a)	4,616
255	CVB Financial Corporation	4,549
176	Eagle Bancorp, Inc.	4,134
339	East West Bancorp, Inc.	26,818
506	Eastern Bankshares, Inc.	6,973
79	Enterprise Financial Services Corporation	3,204
115	FB Financial Corporation	4,331
1,445	Fifth Third Bancorp	53,768

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 2.3% (Continued)
94	First Bancorp	$ 3,395
13	First Citizens BancShares, Inc., Class A	21,255
251	First Commonwealth Financial Corporation	3,494
258	First Financial Bancorp	5,784
151	First Financial Bankshares, Inc.	4,954
434	First Hawaiian, Inc.	9,531
1,676	First Horizon Corporation	25,810
129	First Interstate BancSystem, Inc., Class A	3,510
139	First Merchants Corporation	4,851
800	FNB Corporation	11,280
412	Fulton Financial Corporation	6,547
172	Glacier Bancorp, Inc.	6,928
255	Hancock Whitney Corporation	11,740
153	Heartland Financial USA, Inc.	5,378
296	Hilltop Holdings, Inc.	9,271
340	Home BancShares, Inc.	8,354
479	Hope Bancorp, Inc.	5,513
3,241	Huntington Bancshares, Inc.	45,212
102	Independent Bank Corporation	5,306
111	International Bancshares Corporation	6,232
3,786	JPMorgan Chase & Company	758,337
1,717	KeyCorporation	27,146
95	Live Oak Bancshares, Inc.	3,943
413	M&T Bank Corporation	60,067
90	Merchants Bancorp	3,886
101	National Bank Holdings Corporation, Class A	3,643
118	NBT Bancorp, Inc.	4,328
1,224	New York Community Bancorp, Inc.	3,941
505	Old National Bancorp	8,792
243	Pacific Premier Bancorp, Inc.	5,832
30	Park National Corporation	4,076
152	Pinnacle Financial Partners, Inc.	13,054
1,069	PNC Financial Services Group, Inc.	172,750
141	Prosperity Bancshares, Inc.	9,275

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 2.3% (Continued)
3,288	Regions Financial Corporation	$ 69,180
162	Renasant Corporation	5,074
110	S&T Bancorp, Inc.	3,529
136	Sandy Spring Bancorp, Inc.	3,152
128	Seacoast Banking Corporation of Florida	3,250
48	ServisFirst Bancshares, Inc.	3,185
406	Simmons First National Corporation, Class A	7,901
114	SouthState Corporation	9,693
73	Stock Yards Bancorp, Inc.	3,570
464	Synovus Financial Corporation	18,588
145	Texas Capital Bancshares, Inc.(a)	8,925
364	TFS Financial Corporation	4,572
82	Tompkins Financial Corporation	4,124
213	Towne Bank	5,977
86	TriCompany Bancshares	3,163
43	Triumph Financial, Inc.(a)	3,411
2,602	Truist Financial Corporation	101,426
165	Trustmark Corporation	4,638
96	UMB Financial Corporation	8,351
279	United Bankshares, Inc.	9,985
269	United Community Banks, Inc.	7,080
3,288	US Bancorp	146,974
1,541	Valley National Bancorp	12,266
252	WaFd, Inc.	7,316
305	Webster Financial Corporation	15,485
8,317	Wells Fargo & Company	482,054
193	WesBanco, Inc.	5,753
174	Western Alliance Bancorp	11,169
216	Wintrust Financial Corporation	22,548
251	Zions Bancorp NA	10,893
		3,225,919
	BEVERAGES - 1.2%
5,565	Coca-Cola Company	340,467
46	Coca-Cola Consolidated, Inc.	38,935

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BEVERAGES - 1.2% (Continued)
3,317	Keurig Dr Pepper, Inc.	$ 101,732
831	Monster Beverage Corporation(a)	49,262
148	National Beverage Corporation(a)	7,024
6,244	PepsiCo, Inc.	1,092,762
761	Westrock Coffee Company(a)	7,861
		1,638,043
	BIOTECHNOLOGY & PHARMACEUTICALS - 16.5%
175	4D Molecular Therapeutics, Inc.(a)	5,576
14,117	AbbVie, Inc.	2,570,706
1,191	ACADIA Pharmaceuticals, Inc.(a)	22,022
1,068	ADMA Biologics, Inc.(a)	7,049
464	Agios Pharmaceuticals, Inc.(a)	13,567
1,172	Allogene Therapeutics, Inc.(a)	5,239
1,532	Alnylam Pharmaceuticals, Inc.(a)	228,957
4,064	Amgen, Inc.	1,155,476
2,008	Amicus Therapeutics, Inc.(a)	23,654
394	Amphastar Pharmaceuticals, Inc.(a)	17,301
224	AnaptysBio, Inc.(a)	5,044
101	ANI Pharmaceuticals, Inc.(a)	6,982
1,208	Apellis Pharmaceuticals, Inc.(a)	71,006
171	Arcturus Therapeutics Holdings, Inc.(a)	5,775
767	Arcus Biosciences, Inc.(a)	14,481
933	Ardelyx, Inc.(a)	6,811
1,053	Arrowhead Pharmaceuticals, Inc.(a)	30,116
326	Avid Bioservices, Inc.(a)	2,184
683	Avidity Biosciences, Inc.(a)	17,430
287	Axsome Therapeutics, Inc.(a)	22,903
639	Beam Therapeutics, Inc.(a)	21,113
1,678	BioCryst Pharmaceuticals, Inc.(a)	8,524
2,187	Biogen, Inc.(a)	471,583
130	Biohaven Ltd.(a)	7,110
2,021	BioMarin Pharmaceutical, Inc.(a)	176,514
289	Blueprint Medicines Corporation(a)	27,415

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 16.5% (Continued)
326	Bridgebio Pharma, Inc.(a)	$ 10,080
27,739	Bristol-Myers Squibb Company	1,504,286
1,329	Catalyst Pharmaceuticals, Inc.(a)	21,184
343	Celldex Therapeutics, Inc.(a)	14,396
758	Cerevel Therapeutics Holdings, Inc.(a)	32,041
692	Cogent Biosciences, Inc.(a)	4,650
165	Collegium Pharmaceutical, Inc.(a)	6,405
1,059	Corcept Therapeutics, Inc.(a)	26,676
1,069	Cytek Biosciences Inc(a)	7,173
333	Cytokinetics, Inc.(a)	23,347
629	Deciphera Pharmaceuticals, Inc.(a)	9,894
1,874	Denali Therapeutics, Inc.(a)	38,454
1,061	Dynavax Technologies Corporation(a)	13,167
560	Editas Medicine, Inc.(a)	4,155
920	Elanco Animal Health, Inc.(a)	14,978
3,915	Eli Lilly and Company	3,045,712
3,403	Exelixis, Inc.(a)	80,753
13,521	Gilead Sciences, Inc.	990,413
1,026	Halozyme Therapeutics, Inc.(a)	41,738
508	Harmony Biosciences Holdings, Inc.(a)	17,059
544	Harrow, Inc.(a)	7,197
800	ImmunityBio, Inc.(a)	4,296
3,046	Incyte Corporation(a)	173,531
152	Inhibrx, Inc.(a)	5,314
439	Innoviva, Inc.(a)	6,690
471	Insmed, Inc.(a)	12,778
1,108	Intellia Therapeutics, Inc.(a)	30,481
706	Intra-Cellular Therapies, Inc.(a)	48,855
1,029	Ionis Pharmaceuticals, Inc.(a)	44,607
1,090	Ironwood Pharmaceuticals, Inc.(a)	9,494
606	Janux Therapeutics, Inc.(a)	22,816
19,537	Johnson & Johnson	3,090,557
169	Keros Therapeutics, Inc.(a)	11,188
447	Kymera Therapeutics, Inc.(a)	17,969

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 16.5% (Continued)
184	Ligand Pharmaceuticals, Inc.(a)	$ 13,450
167	Madrigal Pharmaceuticals, Inc.(a)	44,596
2,046	MannKind Corporation(a)	9,268
6,040	Maravai LifeSciences Holdings, Inc.(a)	52,367
20,609	Merck & Company, Inc.	2,719,358
302	Mirum Pharmaceuticals, Inc.(a)	7,586
7,023	Moderna, Inc.(a)	748,371
335	Morphic Holding, Inc.(a)	11,792
755	Neurocrine Biosciences, Inc.(a)	104,130
1,529	Novavax, Inc., Class A(a)	7,309
2,800	Organon & Company	52,640
566	Pacira BioSciences, Inc.(a)	16,539
100,097	Pfizer, Inc.	2,777,692
861	Pliant Therapeutics, Inc.(a)	12,829
330	Protagonist Therapeutics, Inc.(a)	9,547
1,015	PTC Therapeutics, Inc.(a)	29,526
198	RAPT Therapeutics, Inc.(a)	1,778
763	Recursion Pharmaceuticals, Inc., CLASS A(a)	7,607
974	Regeneron Pharmaceuticals, Inc.(a)	937,465
469	REGENXBIO, Inc.(a)	9,882
1,719	Relay Therapeutics, Inc.(a)	14,268
3,613	Revance Therapeutics, Inc.(a)	17,776
732	REVOLUTION Medicines, Inc.(a)	23,592
5,724	Royalty Pharma PLC, Class A	173,838
1,052	Sage Therapeutics, Inc.(a)	19,714
665	Sarepta Therapeutics, Inc.(a)	86,091
306	Scilex Holding Company(a)	487
1,368	Summit Therapeutics, Inc.(a)	5,664
671	Supernus Pharmaceuticals, Inc.(a)	22,888
563	Syndax Pharmaceuticals, Inc.(a)	13,399
1,869	TG Therapeutics, Inc.(a)	28,427
1,470	Travere Therapeutics, Inc.(a)	11,334
183	Twist Bioscience Corporation(a)	6,279
517	Ultragenyx Pharmaceutical, Inc.(a)	24,139

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 16.5% (Continued)
496	United Therapeutics Corporation(a)	$ 113,941
2,028	Vertex Pharmaceuticals, Inc.(a)	847,724
515	Viridian Therapeutics, Inc.(a)	9,018
752	Xencor, Inc.(a)	16,642
750	Zentalis Pharmaceuticals, Inc.(a)	11,820
78	Zoetis, Inc.	13,198
551	Zymeworks, Inc.(a)	5,797
		23,376,778
	CABLE & SATELLITE - 1.0%
2,187	Altice USA, Inc., Class A(a)	5,708
11	Cable One, Inc.	4,654
614	Charter Communications, Inc., Class A(a)	178,447
24,851	Comcast Corporation, Class A	1,077,291
1,438	Liberty Broadband Corporation - Series A(a)	82,139
		1,348,239
	CHEMICALS - 8.3%
25	Air Products and Chemicals, Inc.	6,057
395	Albemarle Corporation	52,037
12,728	American Vanguard Corporation	164,828
345	Avient Corporation	14,973
131	Balchem Corporation	20,298
355	Cabot Corporation	32,731
15,285	CF Industries Holdings, Inc.	1,271,865
45,854	Corteva, Inc.	2,644,400
1,046	CVR Partners, L.P.	82,205
6,961	DuPont de Nemours, Inc.	533,700
11,901	Ecolab, Inc.	2,747,940
501	Ecovyst, Inc.(a)	5,586
23,433	FMC Corporation	1,492,682
60	HB Fuller Company	4,784
225	Ingevity Corporation(a)	10,733
1,128	International Flavors & Fragrances, Inc.	96,997
389	Koppers Holdings, Inc.	21,461
1,773	Kronos Worldwide, Inc.	20,921

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CHEMICALS - 8.3% (Continued)
1,054	LSB Industries, Inc.(a)	$ 9,254
200	Minerals Technologies, Inc.	15,056
72,363	Mosaic Company (The)	2,348,903
341	Sensient Technologies Corporation	23,594
228	Stepan Company	20,529
1,145	Tronox Holdings PLC, Class A	19,866
		11,661,400
	COMMERCIAL SUPPORT SERVICES - 0.9%
5,667	ABM Industries, Inc.	252,861
2,000	ADT, Inc.	13,440
4,056	Alight, Inc., Class A(a)	39,952
326	AMN Healthcare Services, Inc.(a)	20,378
267	Aramark	8,683
314	ASGN, Inc.(a)	32,895
67	Barrett Business Services, Inc.	8,490
175	Brink's Company (The)	16,167
149	CBIZ, Inc.(a)	11,697
158	Cintas Corporation	108,550
102	Clean Harbors, Inc.(a)	20,534
82	CorVel Corporation(a)	21,563
102	CRA International, Inc.	15,257
491	Cross Country Healthcare, Inc.(a)	9,192
288	FTI Consulting, Inc.(a)	60,564
515	H&R Block, Inc.	25,292
244	Healthcare Services Group, Inc.(a)	3,045
171	Huron Consulting Group, Inc.(a)	16,522
952	Insperity, Inc.	104,348
1,659	Kelly Services, Inc., Class A	41,541
166	Kforce, Inc.	11,706
217	Korn Ferry	14,270
2,119	ManpowerGroup, Inc.	164,518
81	National Research Corporation	3,208
442	Radius Recycling, Inc., Class A	9,339
609	Robert Half, Inc.	48,282

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9% (Continued)
1,185	Rollins, Inc.	$ 54,830
274	SP Plus Corporation(a)	14,308
259	TriNet Group, Inc.	34,315
148	UniFirst Corporation	25,668
166	Vestis Corporation	3,199
240	ZipRecruiter, Inc.(a)	2,758
		1,217,372
	CONSTRUCTION MATERIALS - 0.0%(b)
302	Owens Corning	50,374

	CONSUMER SERVICES - 0.0%(b)
360	European Wax Center, Inc.(a)	4,673
312	Matthews International Corporation, Class A	9,697
78	Medifast, Inc.	2,989
376	Service Corp International	27,903
4,421	WW International, Inc.(a)	8,179
		53,441
	CONTAINERS & PACKAGING - 0.0%(b)
104	AptarGroup, Inc.	14,965
453	Berry Global Group, Inc.	27,397
		42,362
	DATA CENTER REIT - 0.1%
269	Digital Realty Trust, Inc.	38,747
53	Equinix, Inc.	43,742
		82,489
	DIVERSIFIED INDUSTRIALS - 0.2%
2,603	3M Company	276,100

	E-COMMERCE DISCRETIONARY - 1.6%
10,875	Amazon.com, Inc.(a)	1,961,632
1,717	eBay, Inc.	90,622
112	Etsy, Inc.(a)	7,697
530	Leslie's, Inc.(a)	3,445
458	Overstock.com, Inc.(a)	16,447

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	E-COMMERCE DISCRETIONARY - 1.6% (Continued)
286	Revolve Group, Inc.(a)	$ 6,055
591	Wayfair, Inc., Class A(a)	40,117
		2,126,015
	ELECTRICAL EQUIPMENT - 0.1%
28	Acuity Brands, Inc.	7,524
78	Advanced Energy Industries, Inc.	7,954
60	Amphenol Corporation, Class A	6,921
20	Hubbell, Inc.	8,301
277	Novanta, Inc.(a)	48,412
644	Sensata Technologies Holding PLC	23,661
290	Trimble, Inc.(a)	18,664
214	Vertiv Holdings Company	17,477
227	Watts Water Technologies, Inc., Class A	48,249
		187,163
	ENGINEERING & CONSTRUCTION - 0.9%
2,676	AECOM	262,462
27	EMCOR Group, Inc.	9,455
127	Exponent, Inc.	10,502
5,530	Jacobs Solutions, Inc.	850,127
179	Montrose Environmental Group, Inc.(a)	7,011
115	NV5 Global, Inc.(a)	11,271
517	Tetra Tech, Inc.	95,495
8	TopBuild Corporation(a)	3,526
577	WillScott Mobile Mini Holding(a)	26,831
		1,276,680
	ENTERTAINMENT CONTENT - 1.0%
660	AMC Networks, Inc., Class A(a)	8,006
196	AppLovin Corporation, Class A(a)	13,567
250	Electronic Arts, Inc.	33,168
3,670	Endeavor Group Holdings, Inc., Class A	94,429
2,068	Fox Corporation - Class B, CLASS B	59,186
1,772	Lions Gate Entertainment Corporation, Class A(a)	17,631
3,501	Paramount Global	76,427
104	Take-Two Interactive Software, Inc.(a)	15,443

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENTERTAINMENT CONTENT - 1.0% (Continued)
7,869	Walt Disney Company (The)	$ 962,851
8,352	Warner Bros Discovery, Inc.(a)	72,913
2,120	Warner Music Group Corporation	70,002
		1,423,623
	FOOD - 2.6%
827	B&G Foods, Inc.	9,461
448	BellRing Brands, Inc.(a)	26,445
647	Beyond Meat, Inc.(a)	5,357
2,111	Campbell Soup Company	93,834
8,168	Conagra Brands, Inc.	242,100
5,267	Flowers Foods, Inc.	125,091
14,164	Fresh Del Monte Produce, Inc.	366,989
7,881	General Mills, Inc.	551,434
4,465	Hain Celestial Group, Inc. (The)(a)	35,095
641	Hershey Company (The)	124,675
3,944	Ingredion, Inc.	460,856
223	J & J Snack Foods Corporation	32,237
1,476	J M Smucker Company (The)	185,784
148	John B Sanfilippo & Son, Inc.	15,676
6,869	Kellanova	393,525
1,243	Lamb Weston Holdings, Inc.	132,417
102	Lancaster Colony Corporation	21,178
1,418	McCormick & Company, Inc.	108,917
3,333	Mission Produce, Inc.(a)	39,563
7,324	Mondelez International, Inc., A	512,680
670	Post Holdings, Inc.(a)	71,208
570	Simply Good Foods Company (The)(a)	19,397
262	Tootsie Roll Industries, Inc.	8,380
1,575	TreeHouse Foods, Inc.(a)	61,346
526	Utz Brands, Inc.	9,699
1,683	WK Kellogg Co	31,640
		3,684,984
	GAS & WATER UTILITIES - 1.3%
1,567	American States Water Company	113,200

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	GAS & WATER UTILITIES - 1.3% (Continued)
9,408	American Water Works Company, Inc.	$ 1,149,751
4,312	California Water Service Group	200,422
4,124	Essential Utilities, Inc.	152,794
722	Middlesex Water Company	37,905
1,774	SJW Group	100,391
432	York Water Company (The)	15,669
		1,770,132
	HEALTH CARE FACILITIES & SERVICES - 7.9%
273	Accolade, Inc.(a)	2,861
5,893	AdaptHealth Corporation(a)	67,828
212	Addus HomeCare Corporation(a)	21,908
1,884	Agiliti, Inc.(a)	19,066
5,574	agilon health, Inc.(a)	34,001
553	Amedisys, Inc.(a)	50,964
968	Brookdale Senior Living, Inc.(a)	6,398
4,304	Cardinal Health, Inc.	481,618
1,138	Catalent, Inc.(a)	64,240
1,745	Cencora, Inc.	424,018
5,607	Centene Corporation(a)	440,037
405	Charles River Laboratories International, Inc.(a)	109,735
103	Chemed Corporation	66,119
1,793	Cigna Group (The)	651,200
6,507	Community Health Systems, Inc.(a)	22,775
4,050	CVS Health Corporation	323,028
1,147	DaVita, Inc.(a)	158,343
2,441	DocGo, Inc.(a)	9,862
1,314	Elevance Health, Inc.	681,362
1,513	Encompass Health Corporation	124,944
3,413	Enhabit, Inc.(a)	39,761
36	Ensign Group, Inc. (The)	4,479
3,368	Fortrea Holdings, Inc.(a)	135,192
1,166	Fulgent Genetics, Inc.(a)	25,302
4,262	HCA Healthcare, Inc.	1,421,505
64	HealthEquity, Inc.(a)	5,224

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 7.9% (Continued)
2,879	Henry Schein, Inc.(a)	$ 217,422
1,183	Humana, Inc.	410,170
1,106	IQVIA Holdings, Inc.(a)	279,696
3,330	Laboratory Corp of America Holdings	727,472
1,479	LifeStance Health Group, Inc.(a)	9,125
1,170	McKesson Corporation	628,115
75	Medpace Holdings, Inc.(a)	30,311
524	ModivCare, Inc.(a)	12,288
326	Molina Healthcare, Inc.(a)	133,931
1,913	NeoGenomics, Inc.(a)	30,072
38,381	OPKO Health, Inc.(a)	46,057
1,903	Option Care Health, Inc.(a)	63,827
1,405	Owens & Minor, Inc.(a)	38,933
1,025	Patterson Companies, Inc.	28,341
4,363	Pediatrix Medical Group, Inc.(a)	43,761
706	Premier, Inc., Class A	15,603
249	Progyny, Inc.(a)	9,499
5,031	Quest Diagnostics, Inc.	669,676
1,714	RadNet, Inc.(a)	83,403
3,663	Select Medical Holdings Corporation	110,439
252	SI-BONE, Inc.(a)	4,125
2,195	Sotera Health Company(a)	26,362
1,347	Surgery Partners, Inc.(a)	40,181
572	Teladoc Health, Inc.(a)	8,637
2,277	Tenet Healthcare Corporation(a)	239,335
3,118	UnitedHealth Group, Inc.	1,542,476
1,810	Universal Health Services, Inc., Class B	330,253
114	US Physical Therapy, Inc.	12,867
		11,184,147
	HEALTH CARE REIT - 0.2%
379	Healthcare Realty Trust, Inc.	5,363
1,412	Healthpeak Properties, Inc.	26,475
2,054	Medical Properties Trust, Inc.	9,654
71	National Health Investors, Inc.	4,461

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE REIT - 0.2% (Continued)
297	Omega Healthcare Investors, Inc.	$ 9,406
352	Sabra Health Care REIT, Inc.	5,199
948	Ventas, Inc.	41,276
613	Welltower, Inc.	57,279
		159,113
	HOME & OFFICE PRODUCTS - 0.0%(b)
441	Scotts Miracle-Gro Company (The)	32,894

	HOME CONSTRUCTION - 0.0%(b)
66	Armstrong World Industries, Inc.	8,199

	HOTEL REIT - 0.0%(b)
716	Apple Hospitality REIT, Inc.	11,728
653	DiamondRock Hospitality Company	6,275
674	Park Hotels & Resorts, Inc.	11,788
313	Pebblebrook Hotel Trust	4,823
585	RLJ Lodging Trust	6,915
96	Ryman Hospitality Properties, Inc.	11,099
729	Service Properties Trust	4,943
757	Sunstone Hotel Investors, Inc.	8,433
461	Xenia Hotels & Resorts, Inc.	6,920
		72,924
	HOTEL REITS - 0.1%
2,359	Host Hotels & Resorts, Inc.	48,784

	HOUSEHOLD PRODUCTS - 4.6%
3,628	Church & Dwight Company, Inc.	378,437
833	Clorox Company (The)	127,541
5,198	Colgate-Palmolive Company	468,079
34,238	Procter & Gamble Company (The)	5,555,115
764	Spectrum Brands Holdings, Inc.	68,004
		6,597,176

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(b)
316	Enpro, Inc.	$ 53,331

	INDUSTRIAL REIT - 0.2%
2,678	Americold Realty Trust, Inc.	66,736
27	EastGroup Properties, Inc.	4,854
125	First Industrial Realty Trust, Inc.	6,568
507	Prologis, Inc.	66,022
91	Rexford Industrial Realty, Inc.	4,577
151	STAG Industrial, Inc.	5,804
48	Terreno Realty Corporation	3,187
		157,748
	INDUSTRIAL SUPPORT SERVICES - 0.4%
98	Applied Industrial Technologies, Inc.	19,360
70	Core & Main, Inc.(a)	4,008
952	Fastenal Company	73,437
253	Global Industrials, Co.	11,329
49	MSC Industrial Direct Company, Inc., Class A	4,755
96	SiteOne Landscape Supply, Inc.(a)	16,757
1,229	Titan Machinery, Inc.(a)	30,491
224	U-Haul Holding Company(a)	15,129
155	Watsco, Inc.	66,955
191	WESCO International, Inc.	32,714
316	WW Grainger, Inc.	321,468
		596,403
	INFRASTRUCTURE REIT - 0.2%
455	American Tower Corporation, A	89,902
301	Crown Castle, Inc.	31,855
48	SBA Communications Corporation, A	10,402
738	Uniti Group, Inc.	4,354
		136,513
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
1,478	Bank of New York Mellon Corporation (The)	85,163
1,379	BGC Group, Inc., Class A	10,715
163	CME Group, Inc.	35,092

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.6% (Continued)
118	Evercore Partners, Inc., Class A	$ 22,726
148	Goldman Sachs Group, Inc. (The)	61,818
99	HOULIHAN LOKEY, INC.	12,691
176	Interactive Brokers Group, Inc., Class A	19,661
288	Intercontinental Exchange, Inc.	39,580
273	Jefferies Financial Group, Inc.	12,039
174	Moelis & Company, Class A	9,878
1,063	Morgan Stanley	100,093
363	Nasdaq, Inc.	22,905
85	Northern Trust Corporation	7,558
54	Piper Sandler Cos	10,718
71	PJT Partners, Inc., Class A	6,692
278	SEI Investments Company	19,988
4,720	State Street Corporation	364,951
93	StoneX Group, Inc.(a)	6,534
43	Tradeweb Markets, Inc., CLASS A	4,479
45	Virtu Financial, Inc., Class A	923
		854,204
	INSURANCE - 3.6%
1,851	Aflac, Inc.	158,927
2,552	Allstate Corporation (The)	441,521
308	American Equity Investment Life Holding Company(a)	17,316
635	American Financial Group, Inc.	86,665
4,747	American International Group, Inc.	371,072
88	AMERISAFE, Inc.	4,415
417	Arthur J Gallagher & Company	104,267
320	Assurant, Inc.	60,237
476	Brighthouse Financial, Inc.(a)	24,533
633	Brown & Brown, Inc.	55,413
124	BRP Group, Inc., Class A(a)	3,589
781	Cincinnati Financial Corporation	96,977
2,303	CNA Financial Corporation	104,602
402	CNO Financial Group, Inc.	11,047
133	Employers Holdings, Inc.	6,037

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 3.6% (Continued)
1,983	Equitable Holdings, Inc.	$ 75,374
85	Erie Indemnity Company, Class A	34,133
5,816	Genworth Financial, Inc., Class A(a)	37,397
249	Globe Life, Inc.	28,976
590	Hagerty, Inc.(a)	5,399
357	Hanover Insurance Group, Inc.	48,613
2,200	Hartford Financial Services Group, Inc.	226,710
303	Horace Mann Educators Corporation	11,208
736	Jackson Financial, Inc., Class A	48,679
666	Kemper Corporation	41,239
12	Kinsale Capital Group, Inc.	6,297
1,539	Lincoln National Corporation	49,140
498	Loews Corporation	38,988
65	Markel Group, Inc.(a)	98,896
1,825	Marsh & McLennan Companies, Inc.	375,913
681	Mercury General Corporation	35,140
9,243	MetLife, Inc.	684,998
12	National Western Life Group, Inc., Class A	5,904
179	NMI Holdings, Inc., Class A(a)	5,789
2,593	Old Republic International Corporation	79,657
1,153	Principal Financial Group, Inc.	99,515
557	ProAssurance Corporation	7,163
2,380	Progressive Corporation (The)	492,231
2,409	Prudential Financial, Inc.	282,817
515	Radian Group, Inc.	17,237
818	Reinsurance Group of America, Inc.	157,776
89	RLI Corporation	13,214
311	Ryan Specialty Holdings, Inc., Class A(a)	17,261
100	Safety Insurance Group, Inc.	8,219
315	Selective Insurance Group, Inc.	34,389
180	Skyward Specialty Insurance Group, Inc.(a)	6,734
1,494	Travelers Companies, Inc. (The)	343,828
147	Trupanion, Inc.(a)	4,059
450	United Fire Group, Inc.	9,797

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 3.6% (Continued)
1,236	Unum Group	$ 66,324
983	Voya Financial, Inc.	72,663
1,066	W R Berkley Corporation	94,277
6	White Mountains Insurance Group Ltd.	10,766
		5,223,338
	INTERNET MEDIA & SERVICES - 4.6%
38,588	Alphabet, Inc., Class A(a)	5,824,087
32	Booking Holdings, Inc.	116,092
427	Expedia Group, Inc.(a)	58,819
269	GoDaddy, Inc., Class A(a)	31,925
720	Meta Platforms, Inc., Class A	349,618
253	Netflix, Inc.(a)	153,654
3,921	Opendoor Technologies, Inc.(a)	11,881
331	Pinterest, Inc., Class A(a)	11,476
136	Roku, Inc.(a)	8,863
218	Shutterstock, Inc.	9,987
2,249	Snap, Inc., Class A(a)	25,819
315	TripAdvisor, Inc.(a)	8,754
101	VeriSign, Inc.(a)	19,141
		6,630,116
	LEISURE FACILITIES & SERVICES - 0.7%
2,453	AMC Entertainment Holdings, Inc.(a)	9,125
899	Bowlero Corporation	12,316
450	Cedar Fair, L.P.	18,855
3	Chipotle Mexican Grill, Inc.(a)	8,720
101	Choice Hotels International, Inc.	12,761
723	Cinemark Holdings, Inc.(a)	12,992
495	Dave & Buster's Entertainment, Inc.(a)	30,987
339	Hilton Grand Vacations, Inc.(a)	16,004
366	Hilton Worldwide Holdings, Inc.	78,071
279	Hyatt Hotels Corporation, Class A	44,534
2,293	Life Time Group Holdings, Inc.(a)	35,587
2,123	Live Nation Entertainment, Inc.(a)	224,551
504	Madison Square Garden Entertainment Corporation(a)	19,762

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 0.7% (Continued)
114	Madison Square Garden Sports Corporation(a)	$ 21,035
722	Marriott International, Inc., Class A	182,169
248	Marriott Vacations Worldwide Corporation	26,717
233	Planet Fitness, Inc., A(a)	14,593
692	Six Flags Entertainment Corporation(a)	18,213
1,288	Starbucks Corporation	117,711
388	Target Hospitality Corporation(a)	4,218
346	Travel + Leisure Company	16,940
566	United Parks & Resorts, Inc.(a)	31,815
235	Vail Resorts, Inc.	52,365
187	Wyndham Hotels & Resorts, Inc.	14,352
330	Xponential Fitness, Inc.(a)	5,458
		1,029,851
	LEISURE PRODUCTS - 0.0%(b)
136	Hasbro, Inc.	7,687
295	Mattel, Inc.(a)	5,844
		13,531
	MACHINERY - 3.9%
9,693	AGCO Corporation	1,192,433
666	Cadre Holdings, Inc.	24,109
152	Caterpillar, Inc.	55,697
6,953	Deere & Company	2,855,875
949	Franklin Electric Company, Inc.	101,363
495	Lindsay Corporation	58,242
26	Nordson Corporation	7,138
4,073	Titan International, Inc.(a)	50,750
1,419	Veralto Corporation	125,809
7,804	Xylem, Inc.	1,008,589
		5,480,005
	MEDICAL EQUIPMENT & DEVICES - 8.5%
1,215	10X Genomics, Inc., Class A(a)	45,599
4,155	Abbott Laboratories	472,257
2,784	Adaptive Biotechnologies Corporation(a)	8,937

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.5% (Continued)
1,310	Agilent Technologies, Inc.	$ 190,618
90	Align Technology, Inc.(a)	29,513
776	Alphatec Holdings, Inc.(a)	10,701
725	Artivion, Inc.(a)	15,341
555	AtriCure, Inc.(a)	16,883
13	Atrion Corporation	6,026
2,705	Avanos Medical, Inc.(a)	53,857
7,367	Avantor, Inc.(a)	188,374
107	Axonics, Inc.(a)	7,380
12,713	Baxter International, Inc.	543,354
4,595	Becton Dickinson and Company	1,137,032
125	BioLife Solutions, Inc.(a)	2,319
364	Bio-Rad Laboratories, Inc., Class A(a)	125,897
1,801	Bio-Techne Corporation	126,772
10,665	Boston Scientific Corporation(a)	730,446
798	Bruker Corporation	74,964
562	Castle Biosciences, Inc.(a)	12,448
617	CONMED Corporation	49,409
720	Cooper Companies, Inc. (The)	73,051
3,793	Danaher Corporation	947,188
647	DENTSPLY SIRONA, Inc.	21,474
1,217	DexCom, Inc.(a)	168,798
3,850	Edwards Lifesciences Corporation(a)	367,906
3,046	Embecta Corporation	40,420
776	Envista Holdings Corporation(a)	16,591
607	Exact Sciences Corporation(a)	41,919
12,041	GE HealthCare Technologies, Inc.	1,094,647
188	Glaukos Corporation(a)	17,727
2,369	Globus Medical, Inc., Class A(a)	127,073
844	Haemonetics Corporation(a)	72,035
3,786	Hologic, Inc.(a)	295,157
771	ICU Medical, Inc.(a)	82,744
214	IDEXX Laboratories, Inc.(a)	115,545
794	Illumina, Inc.(a)	109,032

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.5% (Continued)
214	Inari Medical, Inc.(a)	$ 10,268
66	Inspire Medical Systems, Inc.(a)	14,176
342	Insulet Corporation(a)	58,619
631	Integer Holdings Corporation(a)	73,625
1,895	Integra LifeSciences Holdings Corporation(a)	67,178
946	Intuitive Surgical, Inc.(a)	377,539
76	iRhythm Technologies, Inc.(a)	8,816
547	Lantheus Holdings, Inc.(a)	34,045
165	LeMaitre Vascular, Inc.	10,949
598	Masimo Corporation(a)	87,816
921	Merit Medical Systems, Inc.(a)	69,766
88	Mettler-Toledo International, Inc.(a)	117,154
934	Myriad Genetics, Inc.(a)	19,913
204	Natera, Inc.(a)	18,658
1,476	Nevro Corporation(a)	21,313
2,610	OraSure Technologies, Inc.(a)	16,052
2,373	Orthofix Medical, Inc.(a)	34,456
210	OrthoPediatrics Corporation(a)	6,124
342	Pacific Biosciences of California, Inc.(a)	1,283
762	Paragon 28, Inc.(a)	9,411
174	Penumbra, Inc.(a)	38,833
2,333	QuidelOrtho Corporation(a)	111,844
70	Repligen Corporation(a)	12,874
1,148	ResMed, Inc.	227,338
817	Revvity, Inc.	85,785
46	Shockwave Medical, Inc.(a)	14,979
300	Silk Road Medical, Inc.(a)	5,496
161	STAAR Surgical Company(a)	6,163
3,260	Stryker Corporation	1,166,655
1,395	Tandem Diabetes Care, Inc.(a)	49,397
707	Teleflex, Inc.	159,902
1,674	Thermo Fisher Scientific, Inc.	972,946
360	Treace Medical Concepts, Inc.(a)	4,698
244	Veracyte, Inc.(a)	5,407

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.5% (Continued)
288	Vericel Corporation(a)	$ 14,982
244	Waters Corporation(a)	83,992
215	West Pharmaceutical Services, Inc.	85,078
3,753	Zimmer Biomet Holdings, Inc.	495,321
		12,038,716
	MORTGAGE FINANCE - 0.0%(b)
225	Starwood Property Trust, Inc.	4,574

	MULTI ASSET CLASS REIT - 0.0%(b)
252	Apartment Income REIT Corporation	8,182
196	Broadstone Net Lease, Inc.	3,071
308	Vornado Realty Trust	8,861
249	WP Carey, Inc.	14,054
		34,168
	MULTI ASSET CLASS REITS - 0.0%(b)
226	Alexander & Baldwin, Inc.	3,722
546	LXP Industrial Trust	4,925
		8,647
	OFFICE REIT - 0.0%(b)
180	Alexandria Real Estate Equities, Inc.	23,204
255	Boston Properties, Inc.	16,654
276	Cousins Properties, Inc.	6,635
317	Douglas Emmett, Inc.	4,397
307	Empire State Realty Trust, Inc., Class A	3,110
210	Equity Commonwealth(a)	3,965
237	Highwoods Properties, Inc.	6,205
219	JBG SMITH Properties	3,515
199	Kilroy Realty Corporation	7,250
80	SL Green Realty Corporation	4,410
		79,345
	OIL & GAS PRODUCERS - 0.0%(b)
6,487	Clean Energy Fuels Corporation(a)	17,385

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.0%(b)
595	US Silica Holdings, Inc.(a)	$ 7,384

	PUBLISHING & BROADCASTING - 0.1%
279	New York Times Company (The), Class A	12,058
1,538	News Corporation, Class B	41,618
80	Nexstar Media Group, Inc.	13,783
173	Scholastic Corporation	6,524
401	Sinclair, Inc.	5,401
722	TEGNA, Inc.	10,787
394	Thryv Holdings, Inc.(a)	8,759
		98,930
	REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
9	Texas Pacific Land Corporation	5,207

	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
104	Howard Hughes Holdings, Inc.(a)	7,552
63	McGrath RentCorporation	7,773
		15,325
	REAL ESTATE SERVICES - 0.4%
2,022	Anywhere Real Estate, Inc.(a)	12,496
2,632	CBRE Group, Inc., Class A(a)	255,935
8,381	Compass, Inc.(a)	30,172
2,395	eXp World Holdings, Inc.	24,740
839	Jones Lang LaSalle, Inc.(a)	163,680
334	Marcus & Millichap, Inc.	11,413
1,799	Newmark Group, Inc., Class A	19,951
		518,387
	RESIDENTIAL REIT - 0.0%(b)
397	American Homes 4 Rent, Class A	14,602
618	Apartment Investment and Management Company(a)	5,061
181	AvalonBay Communities, Inc.	33,586
147	Camden Property Trust	14,465
226	Equity LifeStyle Properties, Inc.	14,554
586	Equity Residential	36,982

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RESIDENTIAL REIT - 0.0%(b) (Continued)
76	Essex Property Trust, Inc.	$ 18,606
591	Invitation Homes, Inc.	21,046
178	Mid-America Apartment Communities, Inc.	23,421
149	Sun Communities, Inc.	19,158
379	UDR, Inc.	14,178
		215,659
	RETAIL - CONSUMER STAPLES - 2.0%
49	Costco Wholesale Corporation	35,899
774	Dollar General Corporation	120,790
792	Dollar Tree, Inc.(a)	105,455
62	Five Below, Inc.(a)	11,246
135	Ollie's Bargain Outlet Holdings, Inc.(a)	10,742
50	PriceSmart, Inc.	4,200
2,250	SpartanNash Company	45,473
283	Sprouts Farmers Market, Inc.(a)	18,248
2,658	Target Corporation	471,024
12,488	Walgreens Boots Alliance, Inc.	270,865
28,149	Walmart, Inc.	1,693,724
		2,787,666
	RETAIL - DISCRETIONARY - 2.2%
152	Abercrombie & Fitch Company, Class A(a)	19,050
1,061	American Eagle Outfitters, Inc.	27,363
5	AutoZone, Inc.(a)	15,758
732	Bath & Body Works, Inc.	36,615
3,631	Best Buy Company, Inc.	297,851
114	Builders FirstSource, Inc.(a)	23,775
208	Burlington Stores, Inc.(a)	48,296
311	Caleres, Inc.	12,760
293	Dick's Sporting Goods, Inc.	65,884
85	Dillard's, Inc., Class A	40,089
48	Floor & Decor Holdings, Inc., Class A(a)	6,222
1,491	Foot Locker, Inc.	42,494
139	Freshpet, Inc.(a)	16,105
2,625	GameStop Corporation, Class A(a)	32,865

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 2.2% (Continued)
3,556	Gap, Inc. (The)	$ 97,968
465	Guess?, Inc.	14,634
101	Hibbett, Inc.	7,758
2,189	Home Depot, Inc. (The)	839,699
1,723	Kohl's Corporation	50,225
2,105	Lowe's Companies, Inc.	536,207
4,583	Macy's, Inc.	91,614
346	National Vision Holdings, Inc.(a)	7,667
1,730	Nordstrom, Inc.	35,067
13	O'Reilly Automotive, Inc.(a)	14,675
47	Penske Automotive Group, Inc.	7,614
5,857	Petco Health & Wellness Company, Inc.(a)	13,354
47	RH(a)	16,368
555	Ross Stores, Inc.	81,452
845	Sally Beauty Holdings, Inc.(a)	10,495
232	Shoe Carnival, Inc.	8,500
2,608	TJX Companies, Inc. (The)	264,503
219	Tractor Supply Company	57,317
76	Ulta Beauty, Inc.(a)	39,739
591	Urban Outfitters, Inc.(a)	25,661
733	Warby Parker, Inc.(a)	9,976
192	Williams-Sonoma, Inc.	60,966
		2,976,586
	RETAIL REIT - 0.1%
58	Agree Realty Corporation	3,313
466	Brixmor Property Group, Inc.	10,928
103	Federal Realty Investment Trust	10,518
755	Kimco Realty Corporation	14,806
158	Kite Realty Group Trust	3,425
225	Macerich Company	3,877
205	NNN REIT, Inc.	8,762
143	Phillips Edison & Company, Inc.	5,129
539	Realty Income Corporation	29,160
230	Regency Centers Corporation	13,929

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL REIT - 0.1% (Continued)
379	Simon Property Group, Inc.	$ 59,310
369	SITE Centers Corporation	5,406
140	Tanger, Inc.	4,134
187	Urban Edge Properties	3,229
		175,926
	SELF-STORAGE REIT - 0.0%(b)
104	Extra Space Storage, Inc.	15,288
110	Public Storage	31,907
		47,195
	SELF-STORAGE REITS - 0.0%(b)
103	CubeSmart	4,658

	SEMICONDUCTORS - 0.3%
115	Azenta, Inc.(a)	6,932
367	Broadcom, Inc.	486,426
		493,358
	SOFTWARE - 5.1%
363	ACI Worldwide, Inc.(a)	12,055
173	Adobe, Inc.(a)	87,296
317	Akamai Technologies, Inc.(a)	34,477
740	Alignment Healthcare, Inc.(a)	3,670
55	Altair Engineering, Inc., Class A(a)	4,738
35	ANSYS, Inc.(a)	12,151
27	Aspen Technology, Inc.(a)	5,759
33	Atlassian Corporation, CLASS A(a)	6,439
63	Autodesk, Inc.(a)	16,406
171	Bentley Systems, Inc., Class B	8,930
50	Blackbaud, Inc.(a)	3,707
63	Cadence Design Systems, Inc.(a)	19,611
145	Calix, Inc.(a)	4,808
434	CCC Intelligent Solutions Holdings, Inc.(a)	5,191
34	CommVault Systems, Inc.(a)	3,449
372	Concentrix Corporation	24,634
16	Crowdstrike Holdings, Inc., Class A(a)	5,129

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 5.1% (Continued)
24	Datadog, Inc., Class A(a)	$ 2,966
248	Dayforce, Inc.(a)	16,420
61	DocuSign, Inc.(a)	3,633
158	Donnelley Financial Solutions, Inc.(a)	9,798
280	Dropbox, Inc., Class A(a)	6,804
108	Envestnet, Inc.(a)	6,254
737	Evolent Health, Inc., Class A(a)	24,166
530	Fortinet, Inc.(a)	36,204
460	Hims & Hers Health, Inc.(a)	7,116
7	HubSpot, Inc.(a)	4,386
146	Informatica, Inc., Class A(a)	5,110
81	Intuit, Inc.	52,650
34	Manhattan Associates, Inc.(a)	8,508
13,502	Microsoft Corporation	5,680,561
345	Omnicell, Inc.(a)	10,084
2,696	Oracle Corporation	338,645
253	Oscar Health, Inc.(a)	3,762
100	Palo Alto Networks, Inc.(a)	28,413
319	Paycor HCM, Inc.(a)	6,201
76	Paylocity Holding Corporation(a)	13,061
68	Pegasystems, Inc.	4,396
1,359	Privia Health Group, Inc.(a)	26,623
85	Progress Software Corporation	4,531
62	PTC, Inc.(a)	11,714
30	Qualys, Inc.(a)	5,006
1,309	R1 RCM, Inc.(a)	16,860
713	Salesforce, Inc.	214,741
71	ServiceNow, Inc.(a)	54,130
3,003	Sharecare, Inc.(a)	2,305
22	SPS Commerce, Inc.(a)	4,068
147	Squarespace, Inc.(a)	5,357
589	SS&C Technologies Holdings, Inc.	37,914
251	Sterling Check Corporation(a)	4,036
90	Synopsys, Inc.(a)	51,435

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 5.1% (Continued)
550	Teradata Corporation(a)	$ 21,269
35	Tyler Technologies, Inc.(a)	14,875
77	Veeva Systems, Inc., Class A(a)	17,840
2,628	Veradigm, Inc.(a)	20,236
381	Verint Systems, Inc.(a)	12,630
120	Workday, Inc., Class A(a)	32,730
168	Zoom Video Communications, Inc., Class A(a)	10,982
310	ZoomInfo Technologies, Inc., Class A(a)	4,969
		7,101,839
	SPECIALTY FINANCE - 0.8%
1,224	American Express Company	278,693
88	Bread Financial Holdings, Inc.	3,277
1,138	Capital One Financial Corporation	169,437
912	Discover Financial Services	119,554
508	Enact Holdings, Inc.	15,839
2,283	Fidelity National Financial, Inc.	121,227
1,310	First American Financial Corporation	79,976
212	International Money Express, Inc.(a)	4,840
848	MGIC Investment Corporation	18,961
204	Mr. Cooper Group, Inc.(a)	15,902
264	OneMain Holdings, Inc.	13,488
190	PennyMac Financial Services, Inc.	17,307
383	PROG Holdings, Inc.	13,191
5,101	Rocket Companies, Inc.(a)	74,220
405	Stewart Information Services Corporation	26,349
2,436	Synchrony Financial	105,040
1,596	UWM Holdings Corporation	11,587
139	Walker & Dunlop, Inc.	14,047
		1,102,935
	SPECIALTY REIT - 0.0%(b)
114	EPR Properties	4,839

	SPECIALTY REITS - 0.0%(b)
235	Iron Mountain, Inc.	18,849

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY REITS - 0.0%(b) (Continued)
205	Lamar Advertising Company, Class A	$ 24,479
782	Outfront Media, Inc.	13,130
		56,458
	STEEL - 0.1%
214	Reliance, Inc.	71,515

	TECHNOLOGY HARDWARE - 4.6%
1,804	ADTRAN Holdings, Inc.	9,814
25,714	Apple, Inc.	4,409,436
35	Arista Networks, Inc.(a)	10,149
575	Arrow Electronics, Inc.(a)	74,440
852	Avnet, Inc.	42,242
304	Corning, Inc.	10,020
4,638	Dell Technologies, Inc., Class C	529,242
230	Dolby Laboratories, Inc., Class A	19,267
169	F5, Inc.(a)	32,041
12,296	Hewlett Packard Enterprise Company	218,008
24,835	HP, Inc.	750,514
1,239	Jabil, Inc.	165,964
454	NCR Atleos Corporation(a)	8,967
1,039	NCR Voyix Corporation(a)	13,123
464	NetApp, Inc.	48,706
418	NetScout Systems, Inc.(a)	9,129
83	Plexus Corporation(a)	7,870
181	Pure Storage, Inc., Class A(a)	9,410
286	Sanmina Corporation(a)	17,783
490	TD SYNNEX Corporation	55,419
1,314	Western Digital Corporation(a)	89,667
1,491	Xerox Holdings Corporation	26,689
36	Zebra Technologies Corporation, Class A(a)	10,852
		6,568,752
	TECHNOLOGY SERVICES - 2.3%
607	Amdocs Ltd.	54,855
674	Automatic Data Processing, Inc.	168,325

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 2.3% (Continued)
1,641	Block, Inc., Class A(a)	$ 138,796
193	Broadridge Financial Solutions, Inc.	39,538
808	CDW Corporation	206,670
2,844	Cognizant Technology Solutions Corporation, Class A	208,437
3,246	Conduent, Inc.(a)	10,971
167	CSG Systems International, Inc.	8,607
802	Dun & Bradstreet Holdings, Inc.	8,052
5,459	DXC Technology Company(a)	115,785
130	EPAM Systems, Inc.(a)	35,901
134	Equifax, Inc.	35,848
251	Euronet Worldwide, Inc.(a)	27,592
757	ExlService Holdings, Inc.(a)	24,073
32	FactSet Research Systems, Inc.	14,540
12	Fair Isaac Corporation(a)	14,995
1,087	Fidelity National Information Services, Inc.	80,634
650	Fiserv, Inc.(a)	103,883
16	Gartner, Inc.(a)	7,627
412	Global Payments, Inc.	55,068
372	Green Dot Corporation, Class A(a)	3,471
176	ICF International, Inc.	26,511
251	Insight Enterprises, Inc.(a)	46,566
2,147	International Business Machines Corporation	409,990
133	Jack Henry & Associates, Inc.	23,106
216	John Wiley & Sons, Inc., Class A	8,236
7,074	Kyndryl Holdings, Inc.(a)	153,930
132	LiveRamp Holdings, Inc.(a)	4,554
19	MarketAxess Holdings, Inc.	4,166
568	Mastercard, Inc., Class A	273,532
752	MAXIMUS, Inc.	63,093
151	Moody's Corporation	59,348
35	MSCI, Inc.	19,616
423	Paychex, Inc.	51,944
663	Payoneer Global, Inc.(a)	3,222
4,152	PayPal Holdings, Inc.(a)	278,141

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 2.3% (Continued)
99	Perficient, Inc.(a)	$ 5,573
198	Remitly Global, Inc.(a)	4,107
120	Shift4 Payments, Inc.(a)	7,928
2,139	Thoughtworks Holding, Inc.(a)	5,412
272	TransUnion	21,706
580	TTEC Holdings, Inc.	6,015
150	Verisk Analytics, Inc.	35,360
1,325	Visa, Inc., Class A	369,780
3,208	Western Union Company (The)	44,848
		3,290,352
	TELECOMMUNICATIONS - 2.4%
45,671	AT&T, Inc.	803,809
1,545	EchoStar Corporation, Class A(a)	22,016
1,253	Frontier Communications Parent, Inc.(a)	30,699
2,909	Globalstar, Inc.(a)	4,276
238	IDT Corporation, Class B(a)	8,999
744	Iridium Communications, Inc.	19,463
12,955	Lumen Technologies, Inc.(a)	20,210
175	Shenandoah Telecommunications Company	3,040
526	Telephone and Data Systems, Inc.	8,427
3,490	T-Mobile US, Inc.	569,638
264	United States Cellular Corporation(a)	9,636
46,198	Verizon Communications, Inc.	1,938,467
		3,438,680
	TRANSPORTATION & LOGISTICS - 0.2%
3,864	GXO Logistics, Inc.(a)	207,729
191	Ryder System, Inc.	22,956
		230,685
	WHOLESALE - CONSUMER STAPLES - 4.9%
2,859	Andersons, Inc. (The)	164,021
61,825	Archer-Daniels-Midland Company	3,883,228
23,860	Bunge Global S.A.	2,446,127
462	Calavo Growers, Inc.	12,848
379	Chefs' Warehouse, Inc. (The)(a)	14,273

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 4.9% (Continued)
2,632	Sysco Corporation	$ 213,666
6,597	United Natural Foods, Inc.(a)	75,800
3,972	US Foods Holding Corporation(a)	214,369
		7,024,332
	WHOLESALE - DISCRETIONARY - 0.0%(b)
202	ePlus, Inc.(a)	15,865
248	PC Connection, Inc.	16,351
55	Pool Corporation	22,192
322	ScanSource, Inc.(a)	14,181
		68,589

	TOTAL COMMON STOCKS (Cost $122,811,396)	141,222,784

Shares		Fair Value
	RIGHT — 0.0%(b)
	NON-LISTED RIGHTS - 0.0%(b)
56	ABIOMED, Inc. - CVR(a),(c),(d),(e)	431
64	Albireo Pharma, Inc.(a),(c),(d),(e)	138
322	Bristol-Myers Squibb Company(c),(d),(e)	225
535	Novartis A.G. (c),(d),(e)	578
		1,371

	TOTAL RIGHT (Cost $656)	1,371

	TOTAL INVESTMENTS - 99.7% (Cost $122,812,052)	$ 141,224,156
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	376,762
	NET ASSETS - 100.0%	$ 141,600,918

ETF	- Exchange-Traded Fund
CVR	- Contingent Value Right
L.P.	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Restricted security.
(e)	Illiquid security. The total fair value of these securities as of March 31, 2024 was $1,626, representing 0.0% of net assets.